Summary of significant accounting policies - Impact of IFRS 9 (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Adoption of IFRS 9
Retained earnings	$ (3,206)		$ (2,967)	$ (3,462)	$ (2,866)
Trade and other receivables	1,053		1,274	1,227	709
Other reserves	$ 82		$ (76)	$ 309	$ 281
Increase (decrease) due to application of Ifrs 9, new credit loss model
Adoption of IFRS 9
Retained earnings		$ (4)
Trade and other receivables		(4)
Reclassification of gain due to application of Ifrs 9, recognition of changes in currency basis spread | Cross currency interest rate swaps (CCIRS)
Adoption of IFRS 9
Retained earnings		4
Reclassification of gain due to application of Ifrs 9, recognition of changes in currency basis spread | Cash flow hedge reserve | Cross currency interest rate swaps (CCIRS)
Adoption of IFRS 9
Other reserves		15
Reclassification of gain due to application of Ifrs 9, recognition of changes in currency basis spread | Cost of hedging reserve | Cross currency interest rate swaps (CCIRS)
Adoption of IFRS 9
Other reserves		15
Reclassification of loss due to application of Ifrs 9, recognition of changes in currency basis spread | Cross currency interest rate swaps (CCIRS)
Adoption of IFRS 9
Retained earnings		(1)
Reclassification of loss due to application of Ifrs 9, recognition of changes in currency basis spread | Cash flow hedge reserve | Cross currency interest rate swaps (CCIRS)
Adoption of IFRS 9
Other reserves		$ (1)

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements